ACCOUNTS RECEIVABLE Schedule of components of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of accounts receivable
Contract assets	$ 1,953	$ 852
Accounts receivables, net	171,725	173,054
Trade receivables [Member]
Components of accounts receivable
Accounts receivable, gross	154,593	142,514
Less: allowance for doubtful accounts	(2,968)	(1,827)	$ (2,486)	$ (2,088)
Accounts receivables, net	151,625	140,687
Sales taxes receivable [Member]
Components of accounts receivable
Accounts receivable, gross	3,016	3,120
Financing Receivable [Member]
Components of accounts receivable
Financing Receivables	1,876	1,442
Other receivables [Member]
Components of accounts receivable
Other receivables	9,472	22,545
Research Tax Credit Carryforward [Member]
Components of accounts receivable
Accounts receivable, gross	$ 3,783	$ 4,408